Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Founder-Led 2x Daily ETF
Shareholder Report [Line Items]
Fund Name	Founder-Led 2x Daily ETF
Class Name	Founder-Led 2x Daily ETF
Trading Symbol	FDRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Founder-Led 2x Daily ETF for the period of January 14, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://corgiinvest.com/fdrx. You can also request this information by contacting us at (855) 552-6744.
Additional Information Phone Number	(855) 552-6744
Additional Information Website	https://corgiinvest.com/fdrx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Founder-Led 2x Daily ETF	$46	1.08%
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.08%
Net Assets	$ 13,291,898
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,291,898
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Corgi Founder-Led ETF	15.0%
First American Government Obligations Fund	10.0%

Updated Prospectus Web Address	https://corgiinvest.com/fdrx
Founder-Led ETF
Shareholder Report [Line Items]
Fund Name	Founder-Led ETF
Class Name	Founder-Led ETF
Trading Symbol	FDRS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Founder-Led ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://corgiinvest.com/fdrs. You can also request this information by contacting us at (855) 552-6744.
Additional Information Phone Number	(855) 552-6744
Additional Information Website	https://corgiinvest.com/fdrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founder-Led ETF	$24	0.49%
[3]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 92,517,505
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$92,517,505
Number of Holdings	51
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Manufacturing	39.8%
Information	31.7%
Finance and Insurance	11.5%
Professional, Scientific, and Technical Services	10.2%
Retail Trade	3.5%
Administrative and Support and Waste Management and Remediation Services	2.4%
Cash & Other	0.9%

Top 10 Issuers	(%)
Tesla, Inc.	10.5%
Meta Platforms, Inc.	9.8%
NVIDIA Corp.	9.5%
Palantir Technologies, Inc.	5.0%
Oracle Corp.	4.9%
Crowdstrike Holdings, Inc.	3.6%
Arista Networks, Inc.	3.4%
AppLovin Corp.	2.8%
Shopify, Inc.	2.7%
Dell Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://corgiinvest.com/fdrs

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	Annualized